Report Of The Directors Financial Review Risk Report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ (2,948,360)	$ (2,856,717)
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	5,469
Increase (decrease) in financial assets	(5,700)	(6,400)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,962	2,972
Increase (decrease) in financial assets	(3,200)	(3,300)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,507	3,083
Increase (decrease) in financial assets	(2,500)	$ (3,100)
Increase (decrease) in financial assets, sensitive portfolios	$ 600
Consensus central scenario
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Consensus central scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus central scenario | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ 2,835	$ 2,722
Increase (decrease) in financial assets	(100)	(200)
Consensus central scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,301	2,612
Increase (decrease) in financial assets	$ (200)	$ (500)
Consensus upside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus upside scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus upside scenario | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ 2,471	$ 2,331
Increase (decrease) in financial assets	(500)	(600)
Consensus upside scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,829	2,000
Increase (decrease) in financial assets	$ (700)	$ (1,100)
Consensus downside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus downside scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus downside scenario | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ 3,411	$ 3,334
Increase (decrease) in financial assets	400	400
Consensus downside scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	3,278	3,866
Increase (decrease) in financial assets	$ 800	$ 800
Downside 2 scenario
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Downside 2 scenario | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ 5,049	$ 4,821
Increase (decrease) in financial assets	2,100	1,800
Downside 2 scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	7,043	8,612
Increase (decrease) in financial assets	$ 4,500	$ 5,500